Intangible Assets - Schedule of Changes in Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in fair value:
Due to changes in model inputs and assumptions	$ (1,100)
Mortgage servicing rights valuation write-down	1,100
Mortgage servicing rights
Changes in mortgage servicing rights
Balance at beginning of year		$ 0	$ 1,738	$ 2,899
Originated mortgage servicing rights		0	0	39
Sale proceeds		0	(1,670)	0
Changes in fair value:
Due to changes in model inputs and assumptions		0	0	(939)
Other changes in fair value		$ 0	$ (68)	$ (261)
Servicing Asset, Fair Value, Change in Fair Value, Other, Statement of Income or Comprehensive Income [Extensible Enumeration]		Income from fees	Income from fees	Income from fees
Total changes in fair value		$ 0	$ (68)	$ (1,200)
Balance at end of year	$ 1,738	0	0	1,738
Mortgage servicing rights valuation write-down		$ 0	$ 0	$ 939